SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - Goodvision Inc [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfComponentsOfIncomeTaxExpenseBenefitLineItem [Line Items]
Federal		$ (13,666)		$ (1,759)	$ 21,890	$ 7,101
Federal	159,711		4,937
State (California)		(846)		(109)	1,650	800
State (California)	53,113		1,642
Total income tax expense (benefit)		(14,512)		(1,868)	$ 23,540	$ 7,901
Current:
Total current		(14,512)		(1,868)
Deferred:
Total deferred	212,824		6,579
Valuation allowance	$ (212,824)		$ (6,579)